Consolidated balance sheets (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	4,775,272	0
Common stock shares outstanding	4,775,272	0
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock shares issued	795,878	0
Preferred stock shares outstanding	795,878	0